Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 566,000
Previously Paid Amount	0.00
Total Fee Amount	83.54
Total Offset Amount	0.00
Net Fee	83.54
Narrative - Max Aggregate Offering Price	$ 566,000
Final Prospectus	true